SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Credit Loss [Abstract]
Beginning balance	$ 128,344	$ 1,001,086	$ 493,720
Addition	990,538	7,726,197	507,230
Reallocation from credit losses on amount due from a related party (Note 7(ii))			136
Ending balance	$ 1,118,882	$ 8,727,283	$ 1,001,086